Provision for expected credit losses	6 Months Ended
Mar. 31, 2024
Provision for expected credit losses
Provision for expected credit losses

Note 9. Provision for expected credit losses

Loans and credit commitments

The following table shows the provision for ECL on loans and credit commitments by stage:

	As at	As at	As at	% Mov’t
	31 March	30 Sept	31 March	Mar 24	Mar 24
$m	2024	2023	2023	- Sept 23	- Mar 23
Performing - Stage 1	712	706	891	1	(20)
Performing - Stage 2	2,713	2,808	2,628	(3)	3
Non-performing - Stage 3	1,696	1,416	1,393	20	22
Total provision for ECL on loans and credit commitments	5,121	4,930	4,912	4	4
Presented as:
Provision for ECL on loans (Note 8)	4,582	4,433	4,470	3	3
Provision for ECL on credit commitments (Note 13)	539	497	442	8	22
Total provision for ECL on loans and credit commitments	5,121	4,930	4,912	4	4
Of which:
Individually assessed provisions	461	351	382	31	21
Collectively assessed provisions	4,660	4,579	4,530	2	3
Total provision for ECL on loans and credit commitments	5,121	4,930	4,912	4	4
Gross loans and credit commitments	999,705	983,838	962,804	2	4
Coverage ratio on loans (%)	0.58	0.57	0.59	1 bps	(1 bps)
Coverage ratio on loans and credit commitments (%)	0.51	0.50	0.51	1 bps	-

Movement in provision for ECL on loans and credit commitments

The reconciliation of the provision for ECL tables for loans and credit commitments has been determined by an aggregation of monthly movements over the year. The key line items in the reconciliation represent the following:

●	“Transfers between stages” lines represent transfers between Stage 1, Stage 2 and Stage 3 prior to remeasurement of the provision for ECL;

Note 9. Provision for expected credit losses (Continued)

●	“Business activity during the period” line represents new accounts originated during the period net of those that were de-recognised due to final repayments during the period;
●	“Net remeasurement of provision for ECL” line represents the impact on the provision for ECL due to changes in credit quality during the year (including transfers between stages), changes in portfolio overlays, changes due to forward-looking economic scenarios and partial repayments and additional draw-downs on existing facilities during the period; and
●	“Write-offs” represent a reduction in the provision for ECL as a result of de-recognition of exposures where there is no reasonable expectation of full recovery.

Consolidated	Performing		Non-performing
$m	Stage 1	Stage 2	Stage 3	Total
Balance as at 30 September 2022	885	2,341	1,399	4,625
Transfers to Stage 1	694	(619)	(75)	-
Transfers to Stage 2	(159)	408	(249)	-
Transfers to Stage 3	(4)	(247)	251	-
Business activity during the period	136	54	(136)	54
Net remeasurement of provision for ECL	(670)	677	456	463
Write-offs	-	-	(271)	(271)
Exchange rate and other adjustments	9	14	18	41
Balance as at 31 March 2023	891	2,628	1,393	4,912
Transfers to Stage 1	981	(927)	(54)	-
Transfers to Stage 2	(481)	711	(230)	-
Transfers to Stage 3	(4)	(249)	253	-
Business activity during the period	133	86	(160)	59
Net remeasurement of provision for ECL	(809)	562	509	262
Write-offs	-	-	(330)	(330)
Exchange rate and other adjustments	(5)	(3)	35	27
Balance as at 30 September 2023	706	2,808	1,416	4,930
Transfers to Stage 1	1,471	(1,434)	(37)	-
Transfers to Stage 2	(615)	835	(220)	-
Transfers to Stage 3	(6)	(320)	326	-
Business activity during the period	147	210	(165)	192
Net remeasurement of provision for ECL	(989)	618	629	258
Write-offs	-	-	(277)	(277)
Exchange rate and other adjustments	(2)	(4)	24	18
Balance as at 31 March 2024	712	2,713	1,696	5,121

The following table provides further details of the provision for ECL on loans and credit commitments by class and stage:

	Performing		Non-performing
$m	Stage 1	Stage 2	Stage 3	Total
Housing	171	1,123	454	1,748
Personal	91	268	127	486
Business	629	1,237	812	2,678
Balance as at 31 March 2023	891	2,628	1,393	4,912
Housing	158	1,052	513	1,723
Personal	82	225	98	405
Business	466	1,531	805	2,802
Balance as at 30 September 2023	706	2,808	1,416	4,930
Housing	163	926	633	1,722
Personal	83	252	105	440
Business	466	1,535	958	2,959
Balance as at 31 March 2024	712	2,713	1,696	5,121

Note 9. Provision for expected credit losses (Continued)

Impact of overlays on the provision for ECL on loans and credit commitments

The following table attributes the provision for ECL on loans and credit commitments between modelled ECL and portfolio overlays.

Portfolio overlays are used to capture areas of potential risk and uncertainty in the portfolio, that are not captured in the underlying modelled ECL.

	As at	As at	As at
	31 March	30 Sept	31 March
$m	2024	2023	2023
Modelled provision for ECL on loans and credit commitments	4,861	4,498	4,192
Overlays	260	432	720
Total provision for ECL on loans and credit commitments	5,121	4,930	4,912

Details of changes related to forward-looking economic inputs and portfolio overlays, based on reasonable and supportable information up to the date of this Interim Financial Report, are provided below.

Modelled provision for ECL on loans and credit commitments

The modelled provision for ECL on loans and credit commitments is a probability weighted estimate based on three scenarios which together represent the Group’s view of the forward-looking distribution of potential loss outcomes. Changes in the modelled provision for ECL are reflected through the “net remeasurement of provision for ECL” line item. Overlays are used to capture potential risk and uncertainty in the portfolio that are not captured in the underlying modelled ECL.

The base case scenario uses the following Westpac Economics forecasts:

Key economic assumptions for base case scenario	31 March 2024	30 September 2023	31 March 2023
Annual GDP:
Australia	Forecast growth of 1.6% for calendar year 2024 and 2.5% for calendar year 2025	Forecast growth of 1.2% for calendar year 2023 and 1.6% for calendar year 2024	Forecast growth of 1.0% for calendar year 2023 and 1.5% for calendar year 2024
New Zealand	Forecast growth of 0.8% for calendar year 2024 and 2.4% for calendar year 2025	Forecast growth of 0.8% for calendar year 2023 and 0.2% for calendar year 2024	Forecast growth of 0.4% for calendar year 2023 and contraction of 0.3% for calendar year 2024
Commercial property index, Australia	Forecast price contraction of 8.0% for calendar year 2024 and growth of 1.4% for calendar year 2025	Forecast price contraction of 15.0% for calendar year 2023 and 0.5% for calendar year 2024	Forecast price contraction of 9.4% for calendar year 2023 and growth of 1.4% for calendar year 2024
Residential property prices:
Australia	Forecast price growth of 6.0% for calendar year 2024 and 4.0% for calendar year 2025	Forecast price growth of 5.8% for calendar year 2023 and 4.0% for calendar year 2024	Forecast price contraction of 7.8% for calendar year 2023 and growth of 2.0% for calendar year 2024
New Zealand	Forecast price growth of 5.9% for calendar year 2024 and 6.7% for calendar year 2025	Forecast price contraction of 1.0% for calendar year 2023 and growth 7.7% for calendar year 2024	Forecast price contraction of 9.0% for calendar year 2023 and growth of 1.0% for calendar year 2024
Cash rate, Australia	Forecast cash rate of 3.85% at December 2024 and 3.10% at December 2025	Forecast cash rate of 4.1% at December 2023 and 3.6% at December 2024	Forecast cash rate of 3.85% at December 2023 and 2.85% at December 2024
Unemployment rate:
Australia	Forecast rate of 4.5% at December 2024 and 4.6% at December 2025	Forecast rate of 3.9% at December 2023 and 4.7% at December 2024	Forecast rate of 4.7% at December 2023 and 5.1% at December 2024
New Zealand	Forecast rate of 5.1% at December 2024 and 5.2% at December 2025	Forecast rate of 4.3% at December 2023 and 5.2% at December 2024	Forecast rate of 4.0% at December 2023 and 5.1% at December 2024

The downside scenario is a more severe scenario with expected credit losses higher than the base case. This scenario assumes a recession with a combination of negative GDP growth, declines in commercial and residential property prices and an increase in the unemployment rate, which simultaneously impact expected credit losses across all portfolios from the reporting date. The assumptions used in this scenario and relativities to the base case will be monitored having regard to the emerging economic conditions and updated where necessary. The upside scenario represents a modest improvement to the base case.

The following sensitivity table shows the reported provision for ECL on loans and credit commitments based on the probability weighted scenarios and what the provision for ECL on loans and credit commitments would be assuming a 100% weighting to the base case scenario and to the downside scenario (with all other assumptions held constant).

Note 9. Provision for expected credit losses (Continued)

	As at	As at	As at
	31 March	30 Sept	31 March
$m	2024	2023	2023
Reported probability-weighted ECL	5,121	4,930	4,912
100% base case ECL	3,737	3,409	3,391
100% downside ECL	7,047	6,849	6,836

If 1% of Stage 1 loans and credit commitments (calculated on a 12 month ECL) were transferred to Stage 2 (calculated on a lifetime ECL), the provision for ECL on loans and credit commitments would increase by $89 million (30 September 2023: $78 million, 31 March 2023: $95 million) for the Group. This estimate applies the average modelled provision coverage ratio by stage to the transfer of loans and credit commitments.

The following table discloses the economic weights applied by the Group at 31 March 2024, 30 September 2023 and 31 March 2023. In March 2024, the downside scenario weight was reduced by 2.5% and base case weight increased by the same value, reflecting a modest reduction in broader macroeconomic uncertainty:

	As at	As at	As at
	31 March	30 Sept	31 March
Scenario weightings (%)	2024	2023	2023
Upside	5.0	5.0	5.0
Base	52.5	50.0	50.0
Downside	42.5	45.0	45.0

The Group’s definition of default is aligned to APRA’s regulatory definition of default, which is contained in Prudential Standard APS 220 Credit Risk Management.

Portfolio overlays

Portfolio overlays are used to address areas of risk, including significant uncertainties that are not captured in the underlying modelled ECL. Determination of portfolio overlays requires expert judgement and is thoroughly documented and subject to comprehensive internal governance and oversight. Overlays are continually reassessed and if the risk is judged to have changed (increased or decreased), or is subsequently captured in the modelled ECL, the overlay will be released or remeasured.

The Group’s total overlays as at 31 March 2024 were $260 million (30 September 2023: $432 million; 31 March 2023: $720 million) and comprise:

●	$159 million to capture potential high consumer stress from higher interest rates, inflation and other risks (30 September 2023: $302 million; 31 March 2023: $489 million);
●	$31 million relating to certain industries reflecting potential labour shortages and inflationary concerns (30 September 2023: $60 million; 31 March 2023: $100 million); and
●	$70 million for the expected impact of extreme weather events on customers (30 September 2023: $70 million; 31 March 2023: $131 million).

Changes in portfolio overlays are reflected through the “net remeasurement of provision for ECL” line item.

Total provision for ECL

	As at	As at	As at
	31 March	30 Sept	31 March
$m	2024	2023	2023
Provision for ECL on loans and credit commitments	5,121	4,930	4,912
Provision for ECL on debt securities at amortised cost[a]	8	6	6
Provision for ECL on debt securities at FVOCI[b]	6	5	5
Total provision for ECL	5,135	4,941	4,923

a.	Provision for ECL on debt securities at amortised cost is presented as part of investment securities.
b.	Provision for ECL on debt securities at FVOCI forms part of equity reserves.

Note 9. Provision for expected credit losses (Continued)

Reconciliation of impairment charges

	Half Year	Half Year	Half Year
	March	Sept	March
$m	2024	2023	2023
Loans and credit commitments:
Business activity during the period	192	59	54
Net remeasurement of the provision for ECL	258	262	463
Impairment charges for debt securities at amortised cost	1	-	-
Impairment charges for debt securities at FVOCI	1	-	1
Recoveries	(90)	(63)	(128)
Impairment charges/(benefits)	362	258	390